Employee Benefit Plans and Postretirement Benefits	3 Months Ended
Mar. 31, 2014
Postemployment Benefits [Abstract]
Employee Benefit Plans and Postretirement Benefits

5. EMPLOYEE BENEFIT PLANS AND POSTRETIRMENT BENEFITS

The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three months ended March 31, 2014 and 2013 (in millions):

	Pension		Healthcare		Other
	Three Months Ended March 31,		Three Months Ended March 31,		Three Months Ended March 31,
	2014	2013	2014	2013	2014	2013
Service cost	$7	$7	$2	$2	$4	$4
Interest cost	34	31	13	11	4	3
Expected return on assets	(38)	(41)	(1)	(1)	—	—
Amortization of:
Prior service credit	—	—	(3)	(3)	—	—
Actuarial loss (gain)	16	20	1	5	—	(1)

Net periodic benefit cost	$19	$17	$12	$14	$8	$6